Deferred charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Deferred Costs	$ 26,997	$ 23,786
Sakura Princess [Member]
Property, Plant, and Equipment [Line Items]
Leasehold Improvements, Gross	$ 583
Arctic, Antarctic and Sakura Princess [Member]
Property, Plant, and Equipment [Line Items]
Leasehold Improvements, Gross		$ 3,717